Bank indebtedness, interim production financing, long-term debt and obligations under finance leases - Narrative (Details)		3 Months Ended				12 Months Ended
	Jul. 23, 2018	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2018 CAD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2019 CAD ($) $ / shares	Jun. 30, 2018 CAD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Current borrowings		$ 0				$ 0	$ 16,350,000
Borrowings		$ 626,516,000				626,516,000	866,603,000
Repayments of borrowings						$ 229,992,000	236,763,000
Debt instrument, leverage ratio		592.00%				592.00%		592.00%
Fair value liability		$ 818,977,000				$ 818,977,000	1,076,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit maximum borrowing capacity		39,261				39,261		$ 30,000,000
Current borrowings		0				0	16,350,000
Borrowings		$ 0				$ 0	16,350,000
Revolving Credit Facility | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.50%				2.50%		2.50%
Revolving Credit Facility | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		3.75%				3.75%		3.75%
Interim Production Financing
Disclosure of detailed information about borrowings [line items]
Production financing, licensing contracts receivable and film tax credits receivable		$ 109,573				$ 109,573	115,639
Borrowings		$ 92,448,000				$ 92,448,000	$ 93,683,000
Interim Production Financing | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.50%				0.50%		0.50%
Interim Production Financing | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.00%				1.00%		1.00%
Interim Production Financing | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		3.25%				3.25%		3.25%
Interim Production Financing | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.95%				3.95%	3.19%	3.95%	3.19%
Interim Production Financing | Base Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.75%				5.75%		5.75%
Interim Production Financing | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.50%				0.50%		0.50%
Term Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 407,031,000				$ 407,031,000	$ 623,066,000
Term Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		3.75%				3.75%		3.75%
Term Facility | Base Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.75%				2.75%		2.75%
Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.875%				5.875%		5.875%
Borrowings		$ 120,850,000				$ 120,850,000	124,747,000
Repayments of borrowings		11,552,000	$ 8,700,000	$ 212,243,000	$ 161,328,000
Debt extinguishment cost		(321,000)		$ (7,320)
Repayments on borrowings on a quarterly basis		1,620,000	$ 1,238,000
Repayments of borrowings on a quarterly basis, percent						0.25%
Notional amount		$ 140,000,000				$ 140,000,000	140,000,000
Debt instrument, convertible, conversion price (in CAD per share) | $ / shares						$ 8.00
First Lien Net Leverage Ratio, Greater than 3.50 | Term Facility
Disclosure of detailed information about borrowings [line items]
Excess cash flow repayment percentage		50.00%				50.00%		50.00%
Excess cash flow payments due		$ 7,501,000				$ 7,501,000
First Lien Net Leverage Ratio, Greater than 3.50 | Term Facility | Top of range
Disclosure of detailed information about borrowings [line items]
First lien net leverage ratio		3.50				3.50		3.50
First Lien Net Leverage Ratio, Between 3.00 and 3.50 | Term Facility
Disclosure of detailed information about borrowings [line items]
Excess cash flow repayment percentage		25.00%				25.00%		25.00%
First Lien Net Leverage Ratio, Between 3.00 and 3.50 | Term Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
First lien net leverage ratio		3.50				3.50		3.50
First Lien Net Leverage Ratio, Between 3.00 and 3.50 | Term Facility | Top of range
Disclosure of detailed information about borrowings [line items]
First lien net leverage ratio		3.00				3.00		3.00
12 month period ending September 30, 2018
Disclosure of detailed information about borrowings [line items]
Debt Instrument, covenant, leverage ratio, maximum		6.75				6.75		6.75
12 month period ending September 30, 2019
Disclosure of detailed information about borrowings [line items]
Debt Instrument, covenant, leverage ratio, maximum		6.50				6.50		6.50
12 month period ending September 30, 2020
Disclosure of detailed information about borrowings [line items]
Debt Instrument, covenant, leverage ratio, maximum		5.75				5.75		5.75
12 month period ending September 30, 2021
Disclosure of detailed information about borrowings [line items]
Debt Instrument, covenant, leverage ratio, maximum		5.50				5.50		5.50
Peanuts | Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Percentage equity interests sold	49.00%
Percentage of voting equity interests acquired	80.00%
Sony Music Entertainment Japan Inc. (SMEJ) | Peanuts
Disclosure of detailed information about borrowings [line items]
Percentage equity interests sold	49.00%
Percentage of voting equity interests acquired	49.00%
Principal balance | Term Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 418,887,000				$ 418,887,000	645,298,000	$ 320,022,000	$ 490,050,000
Unamortized issue costs | Term Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		11,856,000				11,856,000	22,232,000
Unamortized issue costs | Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings		4,695,000				4,695,000	5,588,000
Embedded derivatives | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value liability		$ 4,755,000				$ 4,755,000	$ 11,940,000